Annual Total Returns [BarChart] - Great-West International Index Fund - Investor	Apr. 30, 2021
Bar Chart Table:
2011	17.92%
2012	21.13%
2013	(6.19%)
2014	(1.08%)
2015	0.65%
2016	24.62%
2017	(13.84%)
Annual Return 2019	21.25%
Annual Return 2020	7.52%